Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Sales of securities available for sale
Proceeds	$ 26,133	$ 32,942
Gross gains	203	908
Gross losses	$ (98)	$ (190)